Income Taxes (Tables)	12 Months Ended
May 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes
The components of loss before income taxes are as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Domestic	$(796.1)	$(238.2)	$(201.7)
Foreign	205.3	(826.4)	60.0
Total	$(590.8)	$(1,064.6)	$(141.7)

Schedule of Income Tax Benefit
The income tax benefit is summarized as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
Current:
Federal	$(9.5)	$(13.3)	$3.9
State	3.0	11.1	0.9
Foreign	42.6	53.9	50.2
Subtotal	36.1	51.7	55.0
Deferred:
Federal	(83.6)	(43.1)	(98.7)
State	(0.9)	(51.2)	(15.7)
Foreign	(83.6)	(172.2)	(34.7)
Subtotal	(168.1)	(266.5)	(149.1)
Total income tax benefit	$(132.0)	$(214.8)	$(94.1)

Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate
A reconciliation of the statutory federal income tax rate to the Company’s U.S. effective tax rate is as follows:

	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
U.S. statutory income tax rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal deduction	(0.5)%	(0.6)%	(8.4)%
Effect of foreign taxes	(1.1)%	(2.8)%	(19.8)%
Tax credits and other carryovers	0.1%	(0.1)%	(4.3)%
Change in liability for uncertain tax positions	(3.7)%	1.7%	9.6%
Adjustment of prior estimates, net of valuation allowance	(4.1)%	5.2%	(5.6)%
Goodwill impairment	17.3%	13.9%	—%
Change in tax laws and rates	(2.6)%	(4.4)%	(7.1)%
Nondeductible / nontaxable items	(3.0)%	2.6%	7.0%
Tax on foreign earnings, net of foreign tax credits	8.9%	0.5%	(0.4)%
Other	1.4%	(1.2)%	(2.4)%
Effective tax rate	(22.3)%	(20.2)%	(66.4)%

Schedule of Components of Net Deferred Income Tax Assets and Liabilities
The components of the net deferred income tax assets and liabilities at May 31, 2012 and 2011 are as follows:

(in millions)	2012	2011
Deferred income tax assets:
Accounts receivable	$22.5	$19.1
Inventories	62.8	47.5
Accrued expenses	48.9	50.1
Tax benefit of net operating losses, tax credits and other carryforwards	74.9	41.5
Future benefit of uncertain tax positions	12.1	20.3
Stock-based compensation	39.1	33.3
Swap liability	29.0	36.9
Other	0.7	33.5
Deferred income tax assets	$290.0	$282.2
Less: Valuation allowance	(45.7)	(38.1)
Total deferred income tax assets	$244.3	$244.1
Deferred income tax liabilities:
Property, plant, equipment and Intangibles	(1,390.4)	(1,642.0)
Unremitted foreign earnings	(36.6)	—
Other	(22.6)	(18.2)
Total deferred income tax liabilities	(1,449.6)	(1,660.2)
Total net deferred income tax liabilities	$(1,205.3)	$(1,416.1)

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	May 31, 2012	May 31, 2011	May 31, 2010
Unrecognized tax benefits, beginning of period	$90.9	$73.8	$63.1
Addition based on tax positions related to the current year	10.9	20.0	13.8
Addition (Reduction) for tax positions of prior periods	(14.8)	5.2	(2.7)
Reduction related to settlements with tax authorities	(0.1)	—	(0.2)
Reduction related to lapse of statute of limitations	(23.9)	(8.1)	(0.2)
Unrecognized tax benefits, end of period	$63.0	$90.9	$73.8